Schedule of Bank Loan Portfolio (Table)	12 Months Ended
Dec. 31, 2013
Schedule of Bank Loan Portfolio (Table):
Schedule of Accounts, Notes, Loans and Financing Receivable

The following table presents the Bank’s loans by category as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Commercial
Commercial and industrial	$94,702	$83,631
Non-farm, nonresidential real estate	176,213	167,565
Construction and development	29,938	36,323
Commercial loans secured by real estate	26,940	23,983
Other commercial	26,582	24,423
Total commercial	354,375	335,925
Residential
Consumer loans	10,957	11,621
Single family residential	213,763	196,349
Other retail	27,671	23,264
Total residential and consumer	252,391	231,234
	$606,766	$567,159
Less:
Allowance for possible loan losses	(8,595)	(8,809)
Total net loans	$598,171	$558,350

Past Due Financing Receivables

The following table provides details regarding the aging of the Bank’s loan portfolio:

December 31, 2013	30 - 89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans
Retail
Consumer	$182	$3	$185	$10,772	$10,957
Single family residential	3,805	83	3,876	209,887	213,763
Other retail	319	28	359	27,312	27,671
Retail total	$4,306	$114	$4,420	$247,971	$252,391
Commercial
Commercial and industrial	$428	$1,328	$1,756	$92,946	$94,702
Non-farm, non-residential real estate	393	-	393	175,820	176,213
Construction and development	-	28	28	29,910	29,938
Commercial loans secured by real estate	38	178	216	26,724	26,940
All other commercial	-	1,249	1,249	25,333	26,582
Commercial total	$859	$2,783	$3,642	$350,733	$354,375
Total	$5,165	$2,897	$8,062	$598,704	$606,766

December 31, 2012	30 - 89 Days Past Due	90 Days and Greater Past Due	90 Days and Greater Past Due	Current	Total Loans
Retail
Consumer	$112	$7	$119	$11,502	$11,621
Single family residential	3,543	387	3,930	192,419	196,349
Other retail	193	-	193	23,071	23,264
Retail total	$3,848	$394	$4,242	$226,992	$231,234
Commercial
Commercial and industrial	$618	$1,457	$2,075	$81,556	$83,631
Non-farm, non-residential real estate	666	448	1,114	166,451	167,565
Construction and development	160	-	160	36,163	36,323
Commercial loans secured by real estate	22	193	215	23,768	23,983
All other commercial	741	1,379	2,120	22,303	24,423
Commercial total	$2,207	$3,477	$5,684	$330,241	$335,925
Total	$6,055	$3,871	$9,926	$557,233	$567,159

Financing Receivable Credit Quality Indicators

The following table presents risk grades and classified loans by class for year ending December 31, 2013 and 2012:

December 31, 2013
Commercial Loan Portfolio: Credit risk profile by internally assigned grade	Commercial and Industrial	Non-Farm, Non-Residential Real Estate Loans	Construction and Development	Commercial Loans Secured by Residential R/E	All Other Commercial Loans	Commercial Loan Totals
Pass	$92,155	$170,585	$29,463	$26,516	$24,131	$342,850
Special Mention	836	3,883	-	-	179	4,898
Substandard	635	1,745	475	424	1,023	4,302
Doubtful	1,076	-	-	-	1,249	2,325
TOTALS	$94,702	$176,213	$29,938	$26,940	$26,582	$354,375

Retail Loan Portfolio: Credit risk profiles based on delinquency status classification	Consumer Loans	Single-Family Residential**	All Other Retail Loans	Retail Loan Totals
Performing	$10,9366	$212,096	$27,643	$250,675
Nonperforming*	21	1,667	28	1,716
TOTALS	$10,957	$213,763	$27,671	$252,391

December 31, 2012
Commercial Loan Portfolio: Credit risk profile by internally assigned grade	Commercial and Industrial	Non-Farm, Non-Residential Real Estate Loans	Construction and Development	Commercial Loans Secured by Residential R/E	All Other Commercial Loans	Commercial Loan Totals

Pass	$81,560	$164,290	$35,543	$21,660	$22,857	$325,910
Special Mention	269	815	98	398	-	1,580
Substandard	726	2,460	682	1,925	187	5,980
Doubtful	1,076	-	-	-	1,379	2,455
TOTALS	$83,631	$167,565	$36,323	$23,983	$24,423	$335,925

Retail Loan Portfolio: Credit risk profiles based on delinquency status classification	Consumer Loans	Single-Family Residential**	All Other Retail Loans	Retail Loan Totals
Performing	$11,610	$192,808	$23,131	$227,549
Nonperforming*	11	3,541	133	3,685
TOTALS	$11,621	$196,349	$23,264	$231,234

*Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due.  For purposes of this table all loans graded substandard or below are including in nonperforming.

**Single-family residential loans includes primary liens, closed-end secondary liens, residential construction loans, and home equity lines of credit.

Impaired Financing Receivables

The following table summarizes the impaired loans by loan type as of December 31, 2013 and 2012:

December 31, 2013	Unpaid Contractual Principal Balance	Recorded investment with no allowance	Recorded Investment with allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment Year To Date	Interest Received	Interest Accrued
Commercial
Commercial and industrial	$2,190	$1,338	$234	$1,572	$16	$1,620	$23	$134
Non-farm, non-residential real estate	3,236	1,155	1,551	2,706	282	2,819	157	168
Construction and development	461	461	-	461	44	556	30	30
Other commercial	3,834	3,310	178	3,488	-	3,704	225	241
Commercial total	9,721	6,264	1,963	8,227	342	8,699	435	573
Retail
Single family residential	1,121	568	419	987	118	1044	52	55
Other retail	11	-	11	11	11	11
Retail total	1,132	568	430	998	129	1,097	52	55
Total	$10,853	$6,382	$2,393	$9,225	$471	$9,796	$487	$628

December 31, 2012	Unpaid Contractual Principal Balance	Recorded investment with no allowance	Recorded Investment with allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment Year To Date	Interest Received	Interest Accrued
Commercial
Commercial and industrial	$2,036	$1,076	$328	$1,404	$103	$3,483	$74	$259
Non-farm, non-residential real estate	3,613	2,417	-	2,417	-	1,606	83	78
Construction and development	682	-	682	682	118	682	35	40
Other commercial	3,124	3,124	-	3,124		3,520	126	279
Commercial total	9,455	6,617	1,010	7,627	221	9,291	318	656
Retail
Single family residential	1,237	402	613	1,015	82	638	39	64
Retail total	1,237	402	613	1,015	82		39	64
Total	$10,692	$7,019	$1,623	$8,642	$303	$9,291	$357	$720

December 31, 2011	Unpaid Contractual Principal Balance	Recorded investment with no allowance	Recorded Investment with allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment Year To Date	Interest Received	Interest Accrued
Commercial
Commercial and industrial	$5,839	$738	$5,678	$5,446	$601	$5,069	$193	$337
Non-farm, non-residential real estate	4,378	2,986	2,115	4,573	307	5,232	35	70
Construction and development	870	-	870	870	203	941	39	45
Other commercial	3,238	-	-	1,498	-	1,527	190	310
Commercial total	14,325	3,724	8,663	12,387	1,111	12,769	457	762
Retail
Single family residential	1,388	142	1,075	1,217	131	1,269	44	68
Retail total	1,388	142	1,075	1,217	131	1,269	44	68
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038	$501	$830

* Interest income received is recognized interest income and approximates cash basis.

Schedule of Financing Receivables, Non Accrual Status

 Non-accrual loans, segregated by class of loans, were as follows at December 31, 2013 and 2012:

	2013	2012
Commercial and industrial	$1,649	$1,595
Nonfarm, nonresidential real estate	737	1,372
Construction and development	68	50
Commercial real estate	6	126
Other commercial	1,248	1,379
Consumer	21	11
Single family residential	1,667	3,541
Total	$5,396	$8,074

Schedule of Debtor Troubled Debt Restructuring, Current Period

During 2013, certain loans were modified in troubled debt restructurings, where economic concessions were granted to borrowers consisting of reductions in the interest rates, payment extensions, forgiveness of principal, and forbearances.  Presented below, segregated by class of loans, are troubled debt restructurings that occurred during the year ended December 31, 2013 and 2012:

		2013			2012
		Post - Modification	Net Charge-offs		Post -Modification	Net Charge-offs
	Number of	Outstanding	Resulting from	Number of	Outstanding	Resulting from
(dollars in thousands)	Loans	Balance	Modifications	Loans	Balance	Modifications
Commercial:
Commercial and industrial	-	$-	$-	1	$8	$-
Nonfarm nonresidential	-	-	-	1	361	-
Retail:
Consumer	3	8	-	1	3	-
Single family residential	3	167	6	3	237	-

Total trouble debt restructurings	6	$175	$6	6	$609	$-